Robinson Alternative Yield Pre-Merger SPAC ETF

SCHEDULE OF INVESTMENTS at July 31, 2022 (Unaudited)

	Shares	Value
Common Stocks - 97.3%
Special Purpose Acquisition Companies (SPACs) - 97.3%
10X Capital Venture Acquisition Corp III - Class A (1)	5,000	$50,200
Accretion Acquisition Corp. (1)	2,065	20,444
Aetherium Acquisition Corp. - Class A (1)	16,400	163,180
AF Acquisition Corp. - Class A (1)	24,600	241,326
Ahren Acquisition Corp. - Class A (1)	26,465	263,856
Alset Capital Acquisition Corp. - Class A (1)	33,000	325,710
Andretti Acquisition Corp. - Class A (1)	25,000	249,000
Anthemis Digital Acquisitions I Corp. - Class A (1)	19,818	198,378
Anzu Special Acquisition Corp I - Class A (1)	24,612	241,813
AP Acquisition Corp. - Class A (1)	26,309	264,669
Arbor Rapha Capital Bioholdings Corp I - Class A (1)	20,348	205,617
Arogo Capital Acquisition Corp. - Class A (1)	25,000	249,500
Artemis Strategic Investment Corp. - Class A (1)	5,276	52,707
Ault Disruptive Technologies Corp. (1)	26,447	264,999
Aurora Technology Acquisition Corp. - Class A (1)	32,000	318,400
Austerlitz Acquisition Corp II - Class A (1)	45,000	440,550
Authentic Equity Acquisition Corp. - Class A (1)	26,319	260,295
Berenson Acquisition Corp I - Class A (1)	27,004	264,639
Big Sky Growth Partners, Inc. - Class A (1)	25,000	244,250
BioPlus Acquisition Corp. - Class A (1)	29,172	290,845
Bite Acquisition Corp. (1)	9,572	94,284
Black Mountain Acquisition Corp. - Class A (1)	5,228	52,228
Blockchain Moon Acquisition Corp. (1)	25,796	256,412
BOA Acquisition Corp. (1)	11,603	114,058
Build Acquisition Corp. - Class A (1)	19,378	190,292
Bullpen Parlay Acquisition Co. - Class A (1)	20,164	201,035
BurTech Acquisition Corp. - Class A (1)	26,482	264,026
BYTE Acquisition Corp. - Class A (1)	24,786	243,646
C5 Acquisition Corp. - Class A (1)	26,000	260,000
Canna-Global Acquisition Corp. - Class A (1)	3,552	35,804
CF Acquisition Corp VII - Class A (1)	33,685	335,503
Churchill Capital Corp VII - Class A (1)	27,542	270,187
Clarim Acquisition Corp. - Class A (1)	24,604	243,088
Colombier Acquisition Corp. - Class A (1)	24,338	237,052
Conx Corp. - Class A (1)	2,021	20,089
Crescera Capital Acquisition Corp. - Class A (1)	17,747	177,293
Crixus BH3 Acquisition Co. - Class A (1)	19,835	196,664
DHB Capital Corp. - Class A (1)	24,527	240,978
Disruptive Acquisition Corp I - Class A (1)	11,684	114,854
Dragoneer Growth Opportunities Corp III - Class A (1)	51,000	499,800
Emerging Markets Horizon Corp. - Class A (1)	30,000	299,850

EVe Mobility Acquisition Corp. - Class A (1)	26,465	263,856
FG Merger Corp. (1)	32,000	319,680
Finnovate Acquisition Corp. - Class A (1)	3,540	35,329
FinServ Acquisition Corp II - Class A (1)	20,000	196,800
Fintech Evolution Acquisition Group (1)	37,398	367,248
Flame Acquisition Corp. - Class A (1)	24,848	244,256
FTAC Emerald Acquisition Corp. - Class A (1)	25,000	246,000
Fusion Acquisition Corp II - Class A (1)	24,584	241,661
Games & Esports Experience Acquisition Corp. - Class A (1)	23,788	239,783
Gardiner Healthcare Acquisitions Corp. (1)	26,000	259,740
GigCapital5, Inc. (1)	25,000	251,250
Glass Houses Acquisition Corp. - Class A (1)	9,596	94,233
Global Consumer Acquisition Corp. (1)	11,024	111,563
Global Partner Acquisition Corp II - Class A (1)	24,545	242,750
Globalink Investment, Inc. (1)	904	9,022
Goal Acquisitions Corp. (1)	22,951	225,838
Golden Arrow Merger Corp. - Class A (1)	10,149	99,765
GX Acquisition Corp II (1)	24,552	240,855
Healthcare AI Acquisition Corp. - Class A (1)	26,465	263,856
Hudson Executive Investment Corp III - Class A (1)	26,980	265,753
Ibere Pharmaceuticals - Class A (1)	9,557	94,041
InFinT Acquisition Corp. - Class A (1)	18,296	184,332
InterPrivate II Acquisition Corp. - Class A (1)	24,523	241,061
InterPrivate III Financial Partners, Inc. - Class A (1)	6,715	66,042
Investcorp India Acquisition Corp. - Class A (1)	32,000	321,280
Jackson Acquisition Co. - Class A (1)	26,552	262,865
Kairos Acquisition Corp. - Class A (1)	24,666	243,947
Kismet Acquisition Two Corp. - Class A (1)	9,525	93,678
KnightSwan Acquisition Corp. - Class A (1)	30,000	299,400
Legato Merger Corp II (1)	3,564	35,462
Liberty Resources Acquisition Corp. - Class A (1)	30,000	301,500
Lionheart III Corp. - Class A (1)	26,730	268,102
Marlin Technology Corp. - Class A (1)	29,846	295,475
Mason Industrial Technology, Inc. - Class A (1)	24,700	242,060
Medicus Sciences Acquisition Corp. - Class A (1)	6,274	61,799
Motive Capital Corp II - Class A (1)	29,588	293,661
Natural Order Acquisition Corp. (1)	15,034	149,137
Newbury Street Acquisition Corp. (1)	24,766	242,954
Northern Star Investment Corp IV - Class A (1)	29,576	290,732
OmniLit Acquisition Corp. - Class A (1)	1,500	15,045
One Equity Partners Open Water I Corp. - Class A (1)	20,512	202,248
Orion Acquisition Corp. - Class A (1)	18,289	179,598
Osiris Acquisition Corp. - Class A (1)	24,635	240,684
Oxus Acquisition Corp. - Class A (1)	8,000	80,200
Pearl Holdings Acquisition Corp. - Class A (1)	26,482	263,496
PepperLime Health Acquisition Corp. - Class A (1)	5,336	52,826
Phoenix Biotech Acquisition Corp. - Class A (1)	7,486	75,459
Priveterra Acquisition Corp. - Class A (1)	24,626	242,566

PROOF Acquisition Corp I - Class A (1)	26,000	258,443
Property Solutions Acquisition Corp II - Class A (1)	24,620	241,768
Provident Acquisition Corp. - Class A (1)	23,630	233,937
Redwoods Acquisition Corp. (1)	32,000	316,480
Relativity Acquisition Corp. - Class A (1)	33,000	331,650
Revelstone Capital Acquisition Corp. - Class A (1)	26,658	263,248
Revolution Healthcare Acquisition Corp. - Class A (1)	26,893	264,089
Ross Acquisition Corp II - Class A (1)	11,581	113,725
Roth CH Acquisition V Co. (1)	3,584	35,482
RXR Acquisition Corp. (1)	24,485	240,932
Schultze Special Purpose Acquisition Corp II - Class A (1)	5,344	52,852
Science Strategic Acquisition Corp Alpha - Class A (1)	9,518	93,848
Senior Connect Acquisition Corp I - Class A (1)	25,000	247,000
Software Acquisition Group Inc III - Class A (1)	25,000	253,000
Southport Acquisition Corp. - Class A (1)	26,449	263,432
Spree Acquisition Corp 1 Ltd. - Class A (1)	26,482	265,879
StoneBridge Acquisition Corp. - Class A (1)	8,637	86,629
Swiftmerge Acquisition Corp. - Class A (1)	26,658	263,514
Tailwind International Acquisition Corp. - Class A (1)	28,842	283,805
Target Global Acquisition I Corp. - Class A (1)	26,570	264,504
TB SA Acquisition Corp. - Class A (1)	28,405	278,937
Tech and Energy Transition Corp. (1)	24,573	241,061
TG Venture Acquisition Corp. - Class A (1)	10,080	100,699
Thunder Bridge Capital Partners IV, Inc. - Class A (1)	2,970	28,928
TLG Acquisition One Corp. - Class A (1)	24,562	242,427
Trajectory Alpha Acquisition Corp. - Class A (1)	2,600	25,636
Tristar Acquisition I Corp. - Class A (1)	31,406	311,233
Twelve Seas Investment Co II (1)	10,164	99,963
Warburg Pincus Capital Corp I-B - Class A (1)	22,015	216,187
Western Acquisition Ventures Corp. (1)	32,000	318,720
Z-Work Acquisition Corp. - Class A (1)	24,594	242,251
Total Common Stocks
(Cost $24,802,353)		24,996,668

	Units
Units - 0.2%
Special Purpose Acquisition Companies (SPACs) - 0.2%
Fortune Rise Acquisition Corp. - Class A (1)	4,182	42,385
Total Units
(Cost $42,217)		42,385

	Shares
Warrants - 0.3%
Ahren Acquisition Corp., Strike Price $11.50, Expires 06/17/2028 (1)	13,232	1,985
AF Acquisition Corp., Strike Price $11.50, Expires 03/31/2028 (1)	1,779	276
Arbor Rapha Capital Bioholdings Corp I, Strike Price $11.50, Expires 03/14/2023 (1)	6,782	702
DHB Capital Corp., Strike Price $11.50, Expires 03/15/2028 (1)	1,341	97
Fusion Acquisition Corp II, Strike Price $11.50, Expires 12/31/2027 (1)	1,777	169

Gardiner Healthcare Acquisitions Corp., Strike Price $11.50, Expires 07/30/2028 (1)	26,000	2,473
GX Acquisition Corp II, Strike Price $11.50, Expires 12/31/2028 (1)	1,726	224
InterPrivate II Acquisition Corp., Strike Price $11.50, Expires 12/31/2028 (1)	963	154
Revelstone Capital Acquisition Corp., Strike Price $11.50, Expires 05/24/2028 (1)	13,329	1,599
Southport Acquisition Corp., Strike Price $11.50, Expires 05/24/2028 (1)	13,224	1,883
TG Venture Acquisition Corp., Strike Price $11.50, Expires 08/13/2023 (1)	10,080	939
Z-Work Acquisition Corp., Strike Price $11.50, Expires 01/04/2026 (1)	1,776	215
Global Consumer Acquisition Corp., Strike Price $11.50, Expires 12/31/2027 (1)	5,512	960
Anzu Special Acquisition Corp I, Strike Price $11.50, Expires 12/31/2027 (1)	1,730	173
Global Partner Acquisition Corp II, Strike Price $11.50, Expires 12/31/2027 (1)	841	120
Golden Arrow Merger Corp., Strike Price $11.50, Expires 07/31/2026 (1)	1,626	217
10X Capital Venture Acquisition Corp III, Strike Price $11.50, Expires 12/31/2027 (1)	2,500	250
Aetherium Acquisition Corp., Strike Price $11.50, Expires 01/21/2028 (1)	16,400	2,453
Andretti Acquisition Corp., Strike Price $11.50, Expires 03/23/2028 (1)	12,500	1,125
Anthemis Digital Acquisitions I Corp., Strike Price $11.50, Expires 04/01/2023 (1)	9,909	1,882
AP Acquisition Corp., Strike Price $11.50, Expires 12/07/2026 (1)	13,154	2,631
Arogo Capital Acquisition Corp., Strike Price $11.50, Expires 03/23/2028 (1)	25,000	1,905
Artemis Strategic Investment Corp., Strike Price $11.50, Expires 02/12/2023 (1)	2,638	289
Ault Disruptive Technologies Corp., Strike Price $11.50, Expires 06/20/2028 (1)	19,835	1,028
BioPlus Acquisition Corp., Strike Price $11.50, Expires 07/19/2028 (1)	14,586	2,188
Black Mountain Acquisition Corp., Strike Price $11.50, Expires 10/15/2027 (1)	3,920	627
BOA Acquisition Corp., Strike Price $11.50, Expires 02/22/2028 (1)	1,348	209
Bullpen Parlay Acquisition Co., Strike Price $11.50, Expires 12/03/2026 (1)	10,082	1,826
BurTech Acquisition Corp., Strike Price $11.50, Expires 12/18/2026 (1)	26,482	2,132
C5 Acquisition Corp., Strike Price $11.50, Expires 05/19/2028 (1)	13,000	2,080
Canna-Global Acquisition Corp., Strike Price $11.50, Expires 02/09/2028 (1)	3,552	151
CF Acquisition Corp VII, Strike Price $11.50, Expires 03/15/2026 (1)	11,228	1,599
Clarim Acquisition Corp., Strike Price $11.50, Expires 12/31/2027 (1)	1,581	182
Colombier Acquisition Corp., Strike Price $11.50, Expires 12/31/2028 (1)	8,112	868
Crescera Capital Acquisition Corp., Strike Price $11.50, Expires 04/20/2028 (1)	8,873	960
Crixus BH3 Acquisition Co., Strike Price $11.50, Expires 11/23/2026 (1)	9,917	1,135
EVe Mobility Acquisition Corp., Strike Price $11.50, Expires 05/12/2028 (1)	13,232	1,660
Finnovate Acquisition Corp., Strike Price $11.50, Expires 04/15/2023 (1)	2,654	293
FinServ Acquisition Corp II, Strike Price $11.50, Expires 02/17/2026 (1)	5,000	820
Fintech Evolution Acquisition Group, Strike Price $11.50, Expires 03/31/2028 (1)	1,736	189
FTAC Emerald Acquisition Corp., Strike Price $11.50, Expires 08/22/2028 (1)	12,500	2,062
Games & Esports Experience Acquisition Corp., Strike Price $11.50, Expires 10/21/2028 (1)	11,894	1,728
Hudson Executive Investment Corp III, Strike Price $11.50, Expires 12/31/2028 (1)	522	47
InFinT Acquisition Corp., Strike Price $11.50, Expires 05/19/2027 (1)	9,148	640
Investcorp India Acquisition Corp., Strike Price $11.50, Expires 06/28/2027 (1)	16,000	3,040
Jackson Acquisition Co., Strike Price $11.50, Expires 12/31/2028 (1)	13,276	1,991
KnightSwan Acquisition Corp., Strike Price $11.50, Expires 07/21/2028 (1)	15,000	2,437
Legato Merger Corp II, Strike Price $11.50, Expires 02/05/2023 (1)	1,782	624
Motive Capital Corp II, Strike Price $11.50, Expires 05/15/2028 (1)	9,862	2,712
Northern Star Investment Corp IV, Strike Price $11.50, Expires 12/31/2027 (1)	1,686	320
OmniLit Acquisition Corp., Strike Price $11.50, Expires 11/08/2026 (1)	750	69
One Equity Partners Open Water I Corp., Strike Price $11.50, Expires 12/31/2027 (1)	1,597	136
Orion Acquisition Corp., Strike Price $11.50, Expires 02/19/2026 (1)	1,230	129

Osiris Acquisition Corp., Strike Price $11.50, Expires 05/01/2028 (1)	2,531	380
Oxus Acquisition Corp., Strike Price $11.50, Expires 01/27/2023 (1)	8,000	767
Pearl Holdings Acquisition Corp., Strike Price $11.50, Expires 12/15/2026 (1)	13,241	2,251
PepperLime Health Acquisition Corp., Strike Price $11.50, Expires 03/28/2023 (1)	2,668	544
Phoenix Biotech Acquisition Corp., Strike Price $11.50, Expires 09/01/2026 (1)	3,743	412
Priveterra Acquisition Corp., Strike Price $11.50, Expires 12/31/2027 (1)	1,628	286
PROOF Acquisition Corp I, Strike Price $11.50, Expires 12/03/2028 (1)	13,000	1,950
Property Solutions Acquisition Corp II, Strike Price $11.50, Expires 03/01/2026 (1)	1,219	171
Ross Acquisition Corp II, Strike Price $11.50, Expires 02/12/2026 (1)	1,342	188
Roth CH Acquisition V Co., Strike Price $11.50, Expires 12/10/2026 (1)	1,792	323
RXR Acquisition Corp., Strike Price $11.50, Expires 03/08/2026 (1)	1,021	135
Schultze Special Purpose Acquisition Corp II, Strike Price $11.50, Expires 03/25/2028 (1)	2,672	748
Spree Acquisition Corp 1 Ltd., Strike Price $11.50, Expires 12/22/2028 (1)	13,241	1,265
Swiftmerge Acquisition Corp., Strike Price $11.50, Expires 06/17/2028 (1)	13,329	1,378
Target Global Acquisition I Corp., Strike Price $11.50, Expires 12/31/2027 (1)	8,856	2,076
TB SA Acquisition Corp., Strike Price $11.50, Expires 03/25/2028 (1)	1,572	173
Tech and Energy Transition Corp., Strike Price $11.50, Expires 12/31/2027 (1)	1,759	264
Thunder Bridge Capital Partners IV, Inc., Strike Price $11.50, Expires 03/12/2023 (1)	594	133
TLG Acquisition One Corp., Strike Price $11.50, Expires 01/25/2028 (1)	1,630	131
Trajectory Alpha Acquisition Corp., Strike Price $11.50, Expires 12/31/2027 (1)	1,300	193
Tristar Acquisition I Corp., Strike Price $11.50, Expires 12/31/2028 (1)	2,664	400
Twelve Seas Investment Co II, Strike Price $11.50, Expires 03/02/2028 (1)	1,602	184
Build Acquisition Corp., Strike Price $11.50, Expires 04/29/2023 (1)	1,773	207
Healthcare AI Acquisition Corp., Strike Price $11.50, Expires 12/14/2026 (1)	13,232	2,514
Total Warrants
(Cost $125,645)		73,676

Short-Term Investments - 0.2%
Money Market Funds - 0.2%
First American Government Obligations Fund, Class X, 1.696% (2)	69,062	69,062
Total Short-Term Investments
(Cost $69,062)		69,062

Total Investments in Securities - 98.0%
(Cost $25,039,277)		25,181,791
Other Assets in Excess of Liabilities - 2.0%		503,984
Total Net Assets - 100.0%		$25,685,775

(1)	Non-income producing security.

(2)	The rate shown is the annualized seven-day effective yield as of July 31, 2022.

Summary of Fair Value Exposure at July 31, 2022 (Unaudited)

Robinson Alternative Yield Pre-Merger SPAC ETF (the “Fund”) utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.

These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2022:

Investments in Securities	Investments Measured at Net Asset Value	Level 1	Level 2	Level 3	Total
Common Stocks	$—	$20,587,391	$4,409,277	$—	$24,996,668
Units	—	—	42,385	—	42,385
Warrants	—	26,078	47,598	—	73,676
Short-Term Investments	—	69,062	—	—	69,062
Total Investments in Securities	$—	$20,682,531	$4,499,260	$—	$25,181,791